UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________ to__________________

Date of Report (Date of earliest event reported) ____________________________________________

Commission File Number of securitizer: ___________________________________________________

Central Index Key Number of securitizer: __________________________________________________

____________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001669143

Apollo Aviation Securitization Equity Trust 2016-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001669143

Central Index Key Number of underwriter (if applicable):___________________________________________________________________

Javier Meireles
(305) 579-2340
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated March 17, 2016, of KPMG, which report sets forth the findings and conclusions, as applicable, of KPMG with respect to certain agreed-upon procedures performed by KPMG.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 17, 2016	Apollo Aviation Management Limited (Securitizer)

	By:	/s/ Javier Meireles
Name: Javier Meireles
Title: Chief Financial Officer

Exhibit 99.1  Agreed-upon procedures report, dated March 17, 2016, of KPMG.